Income and Expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Income and Expenses

7 Income and Expenses

7.1 Costs of Sales

	Years ended December 31,
(in millions)	2021	2020	2019
Cost of sales related to COVID-19 vaccine revenues	€2,855.6	€35.6	€—
Cost related to other sales	55.9	23.7	17.4
Total	€2,911.5	€59.3	€17.4

During the year ended December 31, 2021, cost of sales increased compared to the year ended December 31, 2020, mainly due to recognizing cost of sales from our COVID-19 vaccine sales, which included the share of gross profit that we owe our collaboration partner Pfizer based on our sales.

7.2 Research and Development Expenses

	Years ended December 31,
(in millions)	2021	2020	2019
Purchased services	€572.6	€359.9	€65.6
Wages, benefits and social security expense	233.1	126.3	83.2
Laboratory supplies	53.8	107.8	37.2
Depreciation and amortization	32.9	30.2	27.5
Other	56.8	20.8	13.0
Total	€949.2	€645.0	€226.5

During the year ended December 31, 2021, research and development expenses increased compared to the year ended December 31, 2020, mainly due to increased research and development expenses from the BNT162 clinical trials launched and conducted in the year ended December 31, 2021, recorded as purchased services with respect to those expenses, which are initially incurred by Pfizer and subsequently charged to us under the collaboration agreement. The increase was further driven by an increase in wages, benefits and social security expenses resulting from an increase in headcount, recording expenses incurred under our share-based-payment arrangements as well as from recognizing inventor remuneration expenses.

During the year ended December 31, 2020, research and development expenses increased compared to the year ended December 31, 2019, mainly due to an increase in research and development expenses from our BNT162 program.

7.3 Sales and Marketing Expenses

	Years ended December 31,
(in millions)	2021	2020	2019
Purchased services	€26.5	€10.9	€0.2
Wages, benefits and social security expense	4.3	1.6	1.9
Other	19.6	2.0	0.6
Total	€50.4	€14.5	€2.7

During the year ended December 31, 2021, sales and marketing expenses increased compared to the year ended December 31, 2020, mainly due to an increase in purchased service which we incurred in connection with progressing our commercial activities with respect to our COVID-19 vaccine.

7.4 General and Administrative Expenses

	Years ended December 31,
(in millions)	2021	2020	2019
Wages, benefits and social security expense	€90.5	€33.0	€19.1
Purchased services	70.2	26.0	6.4
Insurance premiums	30.4	4.8	1.1
IT and office equipment	25.1	7.4	4.6
Depreciation and amortization	7.3	5.1	4.9
Other	62.3	17.7	9.4
Total	€285.8	€94.0	€45.5

During the year ended December 31, 2021, general and administrative expenses increased compared to the year ended December 31, 2020, mainly due to an increase in wages, benefits and social security expenses resulting from an increase in headcount and expenses incurred under the share-based-payment arrangements, increased expenses for purchased management consulting and legal services as well as higher insurance premiums caused by the increased business volume. Our M&A as well as our business development transactions also contributed to the increase in general and administrative expenses.

During the year ended December 31, 2020, general and administrative expenses increased compared to the year ended December 31, 2019, mainly influenced by higher expenses for purchased management consulting and legal services as well as an increase in headcount leading to higher wages, benefits and social security expenses and higher insurance premiums.

7.5 Other Operating Expenses

	Years ended December 31,
(in millions)	2021	2020	2019
Loss on derivative instruments at fair value through profit or loss	€86.3	€—	€—
Other	8.1	2.4	0.7
Total	€94.4	€2.4	€0.7

During the year ended December 31, 2021, the other expenses increased compared to the year ended December 31, 2020, mainly from recording the change in fair value of foreign exchange forward contracts that were entered into during the year ended December 31, 2021, to manage some of our foreign exchange exposures but were not designated as hedging instruments under IFRS.

7.6 Other Operating Income

	Years ended December 31,
(in millions)	2021	2020	2019
Foreign exchange differences, net	€446.3	€—	€—
Government grants	137.2	239.0	1.5
Income from derivative instruments at fair value through profit and loss	5.7	—	—
Bargain purchase	2.2	7.0	—
Other	7.0	4.5	1.2
Total	€598.4	€250.5	€2.7

During the year ended December 31, 2021, the other income increased compared to the year ended December 31, 2020, which was mainly due from recognizing foreign exchange differences and government grant funding. The foreign exchange differences included in operating income primarily arose from valuing our U.S. dollar denominated trade receivables which were mainly incurred under our COVID-19 collaboration with Pfizer, U.S. dollar denominated trade payables as well as U.S. dollar denominated other financial liabilities which mainly relate to obligations incurred from our license agreements.

The other operating income derived from government grants mainly relates to the government grant for which we became eligible during the year ended December 31, 2020, as part of an initiative by the German Federal Ministry of Education (Bundesministerium für Bildung und Forschung, or the BMBF) to support our COVID-19 vaccine program, BNT162. The BMBF funding was granted to accelerate our vaccine development, to upscale manufacturing capabilities in Germany and compensate costs that incurred while continuing to test the COVID-19 vaccine in clinical trials. During the year ended December 31, 2021, the final drawdowns were made. Overall, during the years ended December 31, 2021 and 2020, €48.1 million and €326.9 million, respectively, were received in cash. The proportion of the grant that related to expenses incurred during the years ended December 31, 2021 and 2020, was recognized as other operating income with an amount of €136.1 million and €238.9 million, respectively.

The following table illustrates the changes regarding the government grants, including the government grant initiated by the BMBF:

	Years ended December 31,
(in millions)	2021	2020	2019
As of January 1	€92.0	€—	€—
Received during the year	48.2	331.0	1.5
Released to the consolidated statements of profit or loss	(137.2)	(239.0)	(1.5)
As of December 31	€3.0	€92.0	€—
Total current	3.0	92.0	—
Total non-current	—	—	—

The income from derivative instruments at fair value through profit and loss resulted from foreign exchange forward contracts that were entered into during the year ended December 31, 2021, to manage parts of our transactions’ foreign exchange exposures but were not designated as hedging instruments under IFRS.

7.7 Finance Income

	Years ended December 31,
(in millions)	2021	2020	2019
Foreign exchange differences, net	€66.2	€—	€2.3
Interest income	1.5	1.6	1.8
Total	€67.7	€1.6	€4.1

During the year ended December 31, 2021, our finance income included €66.2 million foreign exchange gains. Foreign exchange differences on a cumulative basis, are either shown as finance income or expenses.

7.8 Finance Expenses

	Years ended December 31,
(in millions)	2021	2020	2019
Fair value adjustments of financial instruments measured at fair value	€277.8	€17.3	€—
Amortization of financial instruments	21.9	3.1	0.3
Interest expenses related to lease liabilities	2.9	2.0	1.7
Interest expenses related to financial assets	2.5	—	—
Foreign exchange differences, net	—	42.6	—
Total	€305.1	€65.0	€2.0

During the year ended December 31, 2021, the finance expenses increased compared to the year ended December 31, 2020, mainly due to increased expenses arising from fair value measurement adjustments of the derivative embedded within the convertible note from €17.3 million in 2020 to €277.8 million in 2021. The change in fair value was mainly driven by the increase in our share price and was recognized as finance expenses in our consolidated statements of profit or loss.

During the year ended December 31, 2021, finance expenses included €21.9 million amortization of financial instruments compared to €3.1 million in the prior year mainly due to the effective interest rate effect during the year ended December 31, 2021, derived from adjusting estimated future cash flows of our convertible note which will be redeemed early as of March 1, 2022. For further disclosures, see Note 12.

7.9 Employee Benefits Expense

	Years ended December 31,
(in millions)	2021	2020	2019
Wages and salaries	€345.9	€160.7	€98.7
Social security costs	31.7	17.9	12.3
Pension costs	1.2	0.8	0.5
Total	€378.8	€179.4	€111.5

Wages and salaries include, among other things, expenses for share-based payments.